NYSE Euronext

[redacted]

10010260

Received SEC
MAR 19 2010
20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

March 19, 2010

CERTNYS
001-14880

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Lions Gate Entertainment Corp., Common Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 12, 2010.

Sincerely,

[signature]